Related parties - Transactions with related parties (Details) - COP ($) $ in Billions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Main transactions with related parties
Sales	$ 21	$ 40
Cost of sales, purchases and others	294	302
Joint ventures
Main transactions with related parties
Sales	21	22
Cost of sales, purchases and others	289	296
Associates
Main transactions with related parties
Sales		18
Cost of sales, purchases and others	5	6
Gases del Caribe S.A. E.S.P. | Associates
Main transactions with related parties
Cost of sales, purchases and others	4	4
Extrucol S.A. | Associates
Main transactions with related parties
Cost of sales, purchases and others	1	1
E2 Energia Eficiente S.A. E.S.P. | Associates
Main transactions with related parties
Sales		18
Cost of sales, purchases and others		1
Equion Energa Limited | Joint ventures
Main transactions with related parties
Cost of sales, purchases and others	16	20
Ecodiesel Colombia S.A. | Joint ventures
Main transactions with related parties
Sales	21	22
Cost of sales, purchases and others	$ 273	$ 276